Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 5,669	$ 74,604	$ 11,392
Accounts receivable, net	269,748	139,819	17,424
Inventory	86,126	150,978	132,158
Advances to related party	28,345	26,493	0
Prepaid expenses and other current assets	191,671	46,930	137,886
Total current assets	581,559	438,824	298,860
Property and equipment, net	40,146	54,281	42,028
Total assets	621,705	493,105	340,888
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	479,432	472,649	325,853
Accrued liabilities	1,523,799	1,390,533	623,748
Bank loans payable, current portion	5,303	10,984	24,552
Loans payable to officers	734,651	1,077,100	1,792,278
Total current liabilities	2,743,185	2,951,266	2,766,431
Bank loans payable, net of current portion	465	3,177	14,920
Convertible, subordinated debentures, net of discounts	508,010	0	439,283
Loans payable to related party	0	0	160,479
Total liabilities	3,251,660	2,954,443	3,381,113
Stockholders' deficit
Preferred stock, $0.001 par value, 10,000,000 authorized, 4,427,000 and zero issued and outstanding, respectively	4,427	0	0
Common stock, $0.001 par value, 100,000,000 authorized, 38,144,279, 35,828,980, and 19,847,671 issued and outstanding, respectively	38,144	35,829	19,848
Additional paid-in capital	16,466,288	14,461,846	6,430,518
Accumulated deficit	(19,138,814)	(16,959,013)	(9,490,591)
Total stockholders' deficit	(2,629,955)	(2,461,338)	(3,040,225)
Total liabilities and stockholders' deficit	$ 621,705	$ 493,105	$ 340,888